Goodwill and other intangible assets - Latam tower businesses, scenarios that would result in impairment (Details)	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy ratio	50.00%
IHS Latam Group
Disclosure of information for cash-generating units [line items]
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in tenancy growth	15.00%